Lease Obligations (Details) - Schedule of future minimum lease payments	Dec. 31, 2021 USD ($)
Lease Obligations (Details) - Schedule of future minimum lease payments [Line Items]
2022	$ 310,095
2023	323,001
2024	311,317
2025	150,365
2026
Total	$ 1,094,778